Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Debt

Note 6 - Debt

As of June 30, 2022 and December 31, 2021, debt consisted of the following:

	As of	As of
	June 30,	December 31
	2022	2021
Long-term debt	$157,852	$1,566,598
Short-term debt	—	2,000,000
Line of credit	—	3,500,000
Total notes payable	157,852	7,066,598
Less: current portion	(122,023)	(3,447,056)
Less: line of credit	—	(3,500,000)
Total notes payable, net of current portion	$35,829	$119,542

Outstanding as of June 30, 2022

On March 12, 2021, the Company entered into a note payable agreement (“Broken Stone Agreement”) with Broken Stone Investments, LLC. for the principal amount of $200,000, bearing interest at 5% per annum, with all principal and accrued interest thereon due and payable at maturity of June 1, 2023. The Broken Stone Agreement calls for monthly principal and interest payments of $8,774 to commence on July 1, 2021 through maturity on June 1, 2023. As of June 30, 2022, the balance on this loan was $102,515.

The Company holds various vehicle financing and lease agreements with original principal balances ranging from $20,000 through $50,000 for the six months ended June 30, 2022. The vehicle financing agreements call for monthly principal and interest payments ranging from $368 through $585 and bear interest at fixed rates ranging from 3.89% through 6.81% per annum. Outstanding principal and accrued interest are due at maturity, ranging from October 12, 2022 through September 13, 2024. The principal amount due on the agreements was $55,338 as of June 30, 2022. The financing agreements are secured by vehicles with a net book value of $59,852 as of June 30, 2022.

Future minimum principal payments on the notes payable are, as of June 30, 2022:

2022 (for the remainder of)	$60,180
2023	72,118
2024	18,255
2025	7,299
2026	—
$157,852

Retired debt during the six months ended June 30, 2022

The company repaid approximately $6,842,000 debt with Origin bank on January 28, 2022 and $40,000 debt with First United Bank on May 6, 2022.

Note 10 - Debt

As of December 31, 2021 and 2020 debt consisted of the following:

	As of	As of
	December 31,	December 31,
	2021	2020
Long-term debt	$1,566,598	$5,677,505
Short-term debt	2,000,000	7,745,843
Related party notes payable	-	3,001,366
Convertible Notes, net of subscriptions to members	-	8,254,390
Payroll protection loan	-	1,669,552
Other notes payable	-	212,066
Line of credit	3,500,000	3,500,000
Total notes payable	7,066,598	30,060,722
Less: current portion	(3,447,056)	(22,649,995)
Less: line of credit	(3,500,000)	(3,500,000)
Notes payable, net of current portion	119,542	3,910,727
Deferred financing fees	-	(36,492)
Total notes payable, net	$119,542	$3,874,235

Long-Term Debt

Outstanding as of December 31, 2021

Unless otherwise stated, collateralized loans are secured by the net book value of the assets of the Company, totaling $36,775,368 as of December 31, 2021 and $26,237,131 as of December 31, 2020

On August 17, 2018, the Company entered into a promissory note agreement with Origin Bank (“CapEx”) with a limit on borrowings of $2,240,000. As of December 31, 2021 and 2020, the principal amount due on the CapEx was $1,304,896 and $1,521,874, respectively. This note was repaid in full on January 28, 2022.

On December 3, 2018, the Company entered into a business loan agreement with First United Bank and Trust Co. (“Loan Agreement”), for a principal balance of $89,001. The Loan Agreement calls for monthly principal and interest payments of $1,664, at an interest rate of 4.49% per annum, and matures on December 15, 2023. The principal amount due on the Loan Agreement was $38,136 and $55,893 as of December 31, 2021 and December 31, 2020 respectively. The Loan Agreement is secured by the vehicles acquired with the loan having a carrying value which approximates the outstanding loan balance.

On March 12, 2021, the Company entered into a note payable agreement (“Broken Stone Agreement”) with Broken Stone Investments, LLC. for the principal amount of $200,000, bearing interest at 5% per annum, with all principal and accrued interest thereon due and payable at maturity of June 1, 2023. The Broken Stone Agreement calls for monthly principal and interest payments of $8,774 to commence on July 1, 2021 through maturity on June 1, 2023. As of December 31, 2021, the balance on this loan was $154,088.

Retired during the twelve months ended December 31, 2021

On January 24, 2018, the Company entered into a promissory note agreement with Origin Bank (“Security Agreement”) for the principal amount of $1,000,000. The balance as of December 31, 2020 was $156,866, which was repaid in full.

On February 9, 2018, the Company entered into a promissory note agreement with Origin Bank (“Security Agreement 2”) for the principal amount of $1,000,000. The balance as of December 31, 2020 was $156,510, which was repaid in full.

On June 29, 2018, the Company entered into a promissory note agreement with Origin Bank (“Mortgage”) for the principal amount of $1,240,000. The balance as of December 31, 2020 was $1,160,547, which was satisfied in full with the proceeds of the sale-leaseback of the Madill property.

On January 14, 2020, the Company entered into a promissory note agreement with an individual investor, (“Promissory Note”) for a principal balance of $250,000. The balance as of December 31, 2020 was $250,000, which was repaid in full.

On January 16, 2020, the Company entered into a loan and security agreement (“Lender Agreement”) with Montgomery Capital Partners III, LP, (the “Lender”) for a principal balance up to $2,000,000. The balance as of December 31, 2020 was $1,888,318, which was repaid in full.

Short-Term Debt

Outstanding as of December 31, 2021

Effective December 15, 2021, the maturity date on all notes outstanding with Origin Bank were extended to January 31, 2022 under similar terms, and the waiver for debt covenants was extended to January 31, 2022. The debt covenants were released upon the repayment of the notes with Origin Bank on January 28, 2022.

On June 23, 2020, the Company entered into a promissory note agreement with Origin Bank (“Security Agreement 3”) for the principal amount of $2,000,000. The Security Agreement 3 called for interest only payments beginning August 5, 2020 through September 5, 2020, at an interest rate of 5% per annum, with the entire balance maturing on October 5, 2020. The maturity date was extended to January 31, 2022. The Security Agreement 3 was secured by the assets of the Company and guaranteed by certain directors of the Company. As of December 31, 2021, the principal amount due on Security Agreement 3 was $2,000,000. This note was repaid in full on January 28, 2022.

Retired during the twelve months ended December 31, 2021

On July 15, 2019, the Company entered into a note payable agreement (“VM Agreement”) with Van Maren Financial (USA), Inc. for the principal amount of $2,000,000, which was increased to $3,250,000 effective December 15, 2019. This note was repaid in full.

On April 6, 2020, the Company entered into a secondary loan and security agreement (“Lender Agreement 2”) with Montgomery Capital Partners III, LP, with a schedule of lenders, for a principal balance of $2,700,000, which was repaid in full.

On December 11, 2020, the Company entered into a note payable agreement (“Kalahari Seller Note”) as a result of the transaction to acquire certain assets of Kalahari Brands, Inc., in the principal sum of $3,245,843, which was repaid in full.

On March 25, 2021, the Company entered into a note payable agreement (“VM Agreement #2”) with Van Maren Financial (USA), Inc. for the principal amount of $4,610,000, which was repaid in full.

On May 24, 2021, the Company entered into a note payable agreement (“CVI Agreement”) with CVI Investments, Inc. for the principal amount of $2,300,000, which was repaid in full.

On June 30, 2021, the Company entered into a note payable agreement (“ICBT Agreement”) with ICBT Holdings, Ltd. for the principal amount of up to $1,666,667 of which $833,333 of principal was drawn, which was repaid in full.

On June 30, 2021, the Company entered into a note payable agreement (“MCA #4 Agreement”) with Montgomery Capital Partners IV, LP. for the principal amount of up to $2,900,000, which was repaid in full.

Related Party Notes Payable

On January 13, 2021, the Company entered into a note payable agreement with a principal balance of $1,600,000 (the “Member Note Payable”) with a member of the Company. The Member Note Payable bears interest at 6% per annum. Principal and accrued interest of the Member Note Payable was exchanged for participation in the Bridge Notes on January 28, 2021. The Company then entered into an additional Bridge Note with the same member with a principal balance of $190,000 on January 28, 2021. The Bridge Notes were satisfied in full by the Company in exchange for Class A common stock upon the consummation of the Business Combination on July 20, 2021.

Effective January 28, 2021, the VM Agreement was amended to extend the maturity date to June 30, 2021, and the Company subsequently paid off all outstanding principal and accrued interest on February 2, 2021.

Effective March 25, 2021, the Company entered into VM Agreement #2 totaling $4,610,000, at 12% interest per annum and a maturity date of September 30, 2021. As of June 30, 2021, $4,610,000 of this amount had been drawn from the lender. This loan was repaid in full on July 20, 2021.

Interest expense on related party notes payable totaled $34,926 and $202,112 for the year ended December 31, 2021 and 2020, respectively.

Convertible Notes

From August 19, 2019 through December 2, 2019, the Company entered into multiple convertible note agreements (the “2019 Convertible Notes”) totaling $5,414,390. The 2019 Convertible Notes were to mature 24 months after issuance, and bore interest at a rate of 6% per annum and were payable upon maturity. Upon a triggering event or maturity, the 2019 Convertible Notes were to convert into preferred units based upon the calculations defined in the 2019 Convertible Note agreements. The 2019 Convertible Notes were subordinate in right of payment to all current and future indebtedness of the Company.

From January 1, 2020, through July 1, 2020, the Company entered into multiple convertible note agreements (the “2020 Convertible Notes”) with various lenders totaling $2,840,000. The 2020 Convertible Notes were to mature 24 months after issuance, and bore interest at a rate of 6% per annum and were payable upon maturity. Upon a triggering event or maturity, the 2020 Convertible Notes were to convert into preferred units based upon the calculations defined in the 2020 Convertible Note agreements. The 2020 Convertible Notes were subordinate in right of payment to all current and future indebtedness of the Company.

The terms of the 2020 Convertible Notes and 2019 Convertible Notes (collectively the “Convertible Notes”) were substantively the same. In the presentation of the financial statements, the Convertible Notes are shown net of subscriptions due from certain members and officers of the Company totaling $1,650,000 of principal. Pursuant to the Closing of the Business Combination, the Convertible Notes were amended by Seller (as successor by merger to Stryve Foods, LLC) and a majority of the noteholders of the Convertible Notes to allow for a conversion into the Series 3 preferred units of Seller.

Effective January 28, 2021, the Company entered into several note agreements that could be satisfied in full by the Company in exchange for Class A common stock upon the consummation of the Business Combination (the “Bridge Notes”) totaling $10,600,000, at 6% interest and maturity dates of October 31, 2021. Upon the Closing of the Business Combination, the Company issued $10.9 million of Class A common stock satisfying, by offset, the full principal and interest accrued under the Bridge Notes.

Other Notes Payable

The Company holds various financing and lease agreements with original principal balances ranging from $20,000 through $50,000 for the year ended December 31, 2021. The vehicle financing agreements call for monthly principal and interest payments ranging from $368 through $585 and bear interest at fixed rates ranging from 3.89% through 6.81% per annum. Outstanding principal and accrued interest are due at maturity, ranging from October 12, 2022 through September 13, 2024. The principal amount due on the agreements was $102,779 as of December 31, 2021. The financing agreements are secured by vehicles with a net book value of $68,257 as of December 31, 2021.

The Other Notes Payable, Related Party Notes Payable, and Seller Notes are subordinated to the Line of Credit.

Future minimum principal payments on the notes payable as of December 31, 2021:

2022	$6,947,056
2023	93,943
2024	18,267
2025	7,332
2026	-

$7,066,598